Debt - Interest Expense Related to the Cash Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 3,367	$ 18,428	$ 30,162
Cash Convertible Notes
Debt Instrument [Line Items]
Coupon interest	18,104	8,604	4,169
Amortization of original issuance discount	0	16,075	27,341
Amortization of debt issuance costs	2,798	1,690	2,328
Total interest expense related to the convertible notes	$ 20,902	$ 26,369	$ 33,838